Leases - Future lease payments (Details) ¥ in Millions	Mar. 31, 2025 CNY (¥)
Future lease payments under operating leases
2026	¥ 4,876
2027	3,654
2028	2,917
2029	2,451
2030	1,863
Thereafter	6,676
Total	22,437
Less: imputed interest	(5,030)
Total operating lease liabilities	¥ 17,407